SUBSEQUENT EVENTS (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 17.	SUBSEQUENT EVENTS

Debt Financing – April 2015

On April 15, 2015, we entered into a Securities Purchase Agreement dated April 14, 2015 (the “Purchase Agreement”) with Inter-Mountain related to our issuance of a $550,000 Promissory Note (the “Note”).  The purchase price for the Note, which reflects a $50,000 original issue discount, was $500,000. The Purchase Agreement also includes representations and warranties, restrictive covenants and indemnification provisions standard for similar transactions.

The Note bears interest at the rate of 10.0% per annum, with monthly installment payments of $45,000 commencing on the date that is 120 calendar days after the issuance date of the Note. At our option, subject to certain volume, price and other conditions, the monthly installments may be paid in whole, or in part, in cash or in common stock, $0.001 par value, of Uluru (“Common Stock”).  If the monthly installments are paid in Common Stock, such shares being issued will be based on a price that is 80% of the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days.  The percentage declines to 70% if the average of the three lowest volume weighted average prices of the shares of Common Stock during the preceding twenty trading days is less than $0.05 per share.  The Note is not subject to conversion at the discretion of Inter-Mountain.

At our option, the outstanding principal balance of the Note, or a portion thereof, may be prepaid in cash at 120% of the amount elected to be prepaid.  The Note is unsecured.

Events of default under the Note include failure to make required payments, the entry of a $100,000 judgment not stayed within 30 days, breach of representations or covenants under the transaction documents, various events associated with insolvency or failure to pay debts, delisting of the Common Stock, a restatement of financial statements and a default under certain other agreements.  In the event of default, the interest rate under the Note increases to 18% and the Note becomes callable at a premium.  In addition, Inter-Mountain has all remedies under law and equity.

As part of the debt financing, Inter-Mountain also received a warrant (the “Warrant”) to purchase up to an aggregate of 194,118 shares of Common Stock.  The Warrant has an exercise price of $0.85 per share and expires on April 30, 2020. The Warrant includes a standard net cashless exercise provision and provisions requiring proportionate adjustments in connection with a recapitalization transaction.

As part of the debt financing, we entered into a Registration Rights Agreement whereby we have agreed to prepare and file with the Securities and Exchange Commission a registration statement no later than May 11, 2015 and to cause such registration statement to be declared effective no later than 120 after the closing date and to keep such registration statement effective for a period of no less than 180 days.

In connection with the Purchase Agreement, the Company and Inter-Mountain entered into the Settlement Agreement described in Note 16.

Purchase of Altrazeal Trading, GmbH – May 2015

On May 12, 2015, we entered into a Binding Term Sheet (the “Term Sheet”) with IPMD GmbH, an Austrian limited liability company, and Firnron Ltd., a Cypriot limited liability company (collectively, the “Seller”) related to our purchase of 75% of the share capital of Altrazeal Trading GmbH, an Austrian limited liability company (“Altrazeal Trading”).  Uluru currently owns the remaining 25% of share capital of Altrazeal Trading.  Altrazeal Trading is the distributor of Altrazeal® transforming powder dressing in European Union, Australia, New Zealand, Middle East (excluding Jordan and Syria), North Africa, Albania, Bosnia, Croatia, Kosovo, Macedonia, Montenegro, and Serbia.

The purchase price is composed of 3,150,000 Euro for the purchase of the share capital of Altrazeal Trading and 88,834 Euro for the purchase of product inventory.  The purchase of the share capital of Altrazeal Trading will be paid in installments, with 1,147,200 Euro due at closing (of which 646,500 Euro will be paid with an offset of accounts receivable) and four installment payments of 500,700 Euro due by no later than June 30, 2015, August 31, 2015, October 31, 2015, and December 31, 2015.  The sale is structured as an “installment sale”, with 15% of equity in Altrazeal Trading being transferred upon the payment of each installment by us.  The installments are payable in either cash or in shares of our common stock at our option.  If installment payments are made in common stock, the calculation of shares to be issued will be 110% of the average closing price for the last 10 trading days prior to the installment payment date and include a warrant for 10% of the shares issued with a premium of $0.30 per share to the market price. The purchase of the product inventory for 88,834 Euro will be paid on September 30, 2015

To the extent we issue shares of common stock to pay the purchase price, we have agreed to register the resale of such shares to the extent possible. The Term Sheet anticipates the negotiation and execution of a purchase agreement containing all terms of the Term Sheet and other standard terms for such a transaction within 60 days.

NOTE 21.	SUBSEQUENT EVENTS
None.